Document and Entity Information	Sep. 15, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001615219
Document Type	8-K
Document Period End Date	Sep. 15, 2021
Entity Registrant Name	SALARIUS PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36812
Entity Tax Identification Number	46-5087339
Entity Address, Address Line One	2450 Holcombe Blvd.
Entity Address, Address Line Two	Suite X
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	(832)
Local Phone Number	834-6992
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	SLRX
Entity Emerging Growth Company	false